8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 2) (USD $)	Jun. 30, 2012
Notes Payable And Capital Lease Obligations Details 2
June 30, 2013	$ 711,000
June 30, 2014	671,000
June 30, 2015	212,000
June 30, 2016	207,000
Total future minimum lease payments	1,801,000
Less: imputed interest	(212,000)
Less: current portion	(598,000)
Total Long Term Portion	$ 991,000